Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Parenthetical) (Detail) - PEN (S/)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Debt securities held	S/ 14,188,473,000	S/ 13,328,593,000
Inteligo group corp [member] | Negotiable certificates of deposit issued by BCRP [member]
Disclosure of financial assets [line items]
Debt securities held	S/ 440,409,000	411,047,000
Interbank [Member] | Negotiable certificates of deposit issued by BCRP [member]
Disclosure of financial assets [line items]
Debt securities held		S/ 256,777,000